BASIS OF PRESENTATION - Collaboration Agreements (Details) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2017	Dec. 31, 2019 Option	Dec. 31, 2019 USD ($)	Dec. 31, 2019 item	Dec. 31, 2019 DKK (kr)	Dec. 19, 2019 DKK (kr)
Collaboration Agreements
Ownership interest in joint venture		50.00%
Other investments | kr						kr 149
Minimum
Collaboration Agreements
Collaborative arrangement, Development, Regulatory and commercial milestone payment				$ 275
Maximum
Collaboration Agreements
Collaborative arrangement, Development, Regulatory and commercial milestone payment				368
CureVac
Collaboration Agreements
Upfront Payment				10
Number of options			3		3
License exercisable term	5 years
Collaborative arrangement, Development, Regulatory and commercial milestone payment				280
Other investments	€ 20					kr 149	kr 149
CureVac | Minimum
Collaboration Agreements
Collaborative arrangement, Development, Regulatory and commercial milestone payment				275
CureVac | Maximum
Collaboration Agreements
Collaborative arrangement, Development, Regulatory and commercial milestone payment				$ 368